Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Summary of Significant Accounting Policies
Impairment of finite lived intangible assets	$ 0	$ 0